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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-08367

___________________________________

Evergreen Municipal Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street

Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:     (617) 210-3200

Date of fiscal year end: Registrant is making a quarterly filing for two of its series, Evergreen California Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund, for the quarter ended December 31, 2008. These series have March 31 fiscal year end.

Date of reporting period:     December 31, 2008

Item 1 – Schedule of Investments

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

December 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.6%
AIRPORT 2.1%
Sacramento Cnty. , CA Arpt. RB, Ser. B, 5.75%, 07/01/2024	$2,000,000	$1,767,520
San Francisco, CA Bay Area Rapid Trans. Dist. RRB, Ser. A, 5.75%, 05/01/2025	3,475,000	3,034,405

		4,801,925

EDUCATION 5.1%
California Dev. Auth. RB, Thomas Jefferson Sch. of Law, Ser. A, 4.875%, 10/01/2035	500,000	543,535
California Edl. Facs. Auth. RRB:
College of Arts & Crafts, 5.75%, 06/01/2025	2,000,000	1,443,780
Santa Clara Univ., 5.00%, 09/01/2023, (Insd. by MBIA)	3,750,000	3,840,000
Stanford Univ., Ser. R, 5.00%, 11/01/2021	2,000,000	2,037,920
San Diego Cnty., CA COP, Univ. of San Diego, 5.25%, 10/01/2028	1,000,000	872,600
University of California Med. Ctr. RRB, Ser. D, 5.00%, 05/15/2026	3,000,000	2,895,150

		11,632,985

GENERAL OBLIGATION - LOCAL 18.5%
Capistrano, CA Unified Sch. Dist. GO, Ser. C, 5.50%, 08/01/2022	1,215,000	1,253,127
Elk Grove, CA Unified Sch. Dist. Spl. Tax Refunding GO, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by AMBAC)	1,500,000	1,482,345
Fontana, CA Unified Sch. Dist. GO, Ser. A, 5.25%, 08/01/2031	5,000,000	4,915,350
Kaweah Delta, California Hlth. Care Dist. GO, Election of 2003 Proj., 5.25%, 08/01/2028	5,370,000	5,235,105
Kern, CA High Sch. Dist. GO, Election of 1990 Proj., Ser. C, 6.25%, 08/01/2012	1,200,000	1,392,324
Lodi, CA Unified Sch. Dist. GO, 5.00%, 08/01/2022	4,195,000	4,218,030
Long Beach, CA Unified Sch. Dist. GO, Election of 1999 Proj., Ser. C, 5.00%, 08/01/2021	2,245,000	2,254,160
Los Banos, CA Unified Sch. Dist. GO, Election of 1995 Proj., 5.00%, 08/01/2025	1,005,000	996,015
Mount Diablo, CA Unified Sch. Dist. GO, 5.00%, 08/01/2024	1,000,000	1,000,280
Natomas, CA Unified Sch. Dist. Refunding GO, 5.95%, 09/01/2021	1,000,000	1,057,600
Riverside, CA Cmnty. College Dist. GO, Ser. A, 5.50%, 08/01/2029	20,000	20,113
Rowland, CA Unified Sch. Dist. GO, Election of 2000 Proj., Ser. B, 5.25%, 08/01/2023	2,115,000	2,144,102
San Diego, CA GO, Pub. Safety Communications Proj., 6.50%, 07/15/2009	1,525,000	1,568,386
San Jose, CA GO, Parks and Public Safety Proj., 5.00%, 09/01/2021	3,830,000	3,949,573
San Jose, CA Unified Sch. Dist. GO, Ser. A:
5.00%, 08/01/2021	1,745,000	1,772,362
5.00%, 08/01/2022	2,680,000	2,705,246
Sanger, CA Unified Sch. Dist. Refunding GO, 5.60%, 08/01/2023	2,530,000	2,520,538
Santa Ana, CA Unified Sch. Dist. GO, 5.375%, 08/01/2019	1,065,000	1,127,143
Upland, CA Unified Sch. Dist. GO, Election of 2000 Proj., Ser. B, 5.125%, 08/01/2025	1,000,000	1,001,770
Vallejo City, CA Unified Sch. Dist. GO, Ser. A, 5.90%, 02/01/2017	1,000,000	1,082,050
Westside, CA Unified Sch. Dist. Refunding GO, Ser. C, 6.00%, 08/01/2014	300,000	345,045

		42,040,664

1

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 6.5%
California GO, 5.00%, 04/01/2024	$8,800,000	$8,321,192
California Refunding GO:
5.25%, 02/01/2028	2,500,000	2,353,400
5.25%, 04/01/2034	1,000,000	1,163,340
Puerto Rico GO, Ser. C, 5.25%, 01/01/2015	3,000,000	2,893,860

		14,731,792

HOSPITAL 14.5%
California Hlth. Facs. Fin. RB:
Adventist Hlth. Svcs., Ser. A, 5.00%, 03/01/2033	3,000,000	2,160,630
Kaiser Permanente, Ser. A, 5.25%, 04/01/2039	2,000,000	1,466,300
Providence Hlth. & Svcs., Ser. C, 6.50%, 10/01/2038	5,400,000	5,434,128
Stanford Hosp. & Clinics, Ser. A, 5.00%, 11/15/2023	2,000,000	1,662,980
California Hlth. Facs. Fin. RRB, Sutter Hlth., Ser. A, 5.25%, 08/15/2022	1,000,000	951,330
California Infrastructure EDRB, Kaiser Hosp. Assisted Living, Ser. A, 5.55%, 08/01/2031	3,500,000	2,863,385
California Statewide CDA RB:
Adventist Hlth. Svcs., Ser. A, 5.00%, 03/01/2035	2,875,000	1,979,610
Kaiser Permanente, Ser. C, 5.25%, 08/01/2031	2,000,000	1,529,600
St. Joseph Hlth. Sys., Ser. C, 5.75%, 07/01/2047	5,775,000	4,985,846
Valleycare Hlth. Sys., Ser. A, 5.00%, 07/15/2022	1,000,000	553,250
California Statewide CDA RRB, Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/2033	2,000,000	1,599,840
San Bernardino Cnty., CA COP, Med. Ctr. Funding Proj., 5.00%, 08/01/2028	3,500,000	2,664,865
University of California RB, UCLA Med. Ctr., Ser. A:
5.25%, 05/15/2030	465,000	448,762
5.50%, 05/15/2024	370,000	309,938
Upland, CA RRB, San Antonio Cmnty. Hosp., 5.00%, 01/01/2018	2,745,000	2,550,819
West Contra, CA Hlth. Care Dist. COP, 5.50%, 07/01/2029	2,000,000	1,618,440

		32,779,723

HOUSING 7.3%
California Dept. of Veteran Affairs RB, Home Purchase Program, Ser. A, 5.35%, 12/01/2027	2,000,000	1,932,960
California Dept. of Veteran Affairs RRB, Home Purchase Program, Ser. A, 4.85%, 12/01/2022	2,450,000	2,057,682
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	1,330,000	1,330,372
California Hsg. Fin. Agcy. RB, Home Mtge.:
Ser. B, 5.00%, 02/01/2028	4,000,000	3,000,120
Ser. K, 5.60%, 08/01/2038	3,000,000	2,491,680
California Statewide CDA MHRRB, Ser. B, 5.20%, 12/01/2029	2,500,000	2,470,625
Los Angeles, CA MHRRB, Ser. A, 4.875%, 08/15/2027, (Insd. by FNMA)	1,200,000	1,042,464
Los Angeles, CA RB, Sonnenblick-Del Rio Dev., Inc., 6.00%, 11/01/2019	2,000,000	2,117,720

		16,443,623

INDUSTRIAL DEVELOPMENT REVENUE 5.2%
California Infrastructure & EDRB, David Gladstone Institute Proj., 5.25%, 10/01/2034	3,000,000	2,550,390
California Infrastructure & EDRRB:
Scripps Institute Proj., Ser. A, 5.00%, 07/01/2029	2,500,000	2,371,000
YMCA Metro. Los Angeles Proj., 5.25%, 02/01/2026	2,000,000	1,929,940

2

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
California PCRB, Keller Canyon Landfill Proj., 6.875%, 11/01/2027	$5,000,000	$3,833,200
Chula Vista, CA IDRB, San Diego Gas, 5.00%, 12/01/2027	1,500,000	1,132,740

		11,817,270

LEASE 4.1%
California Dev. Auth. COP, Crossroads Sch. for Arts & Sciences, 6.00%, 08/01/2028	1,715,000	1,256,323
Modesto, CA Dist. Funding Auth. COP, Ser. B, 5.30%, 07/01/2022	2,360,000	2,265,506
San Mateo Cnty., CA Joint Powers Funding Auth. RRB, Youth Svcs. Campus, Ser. A, 5.00%, 07/15/2033	1,500,000	1,324,305
Torrance, CA COP, Pub. Impt. Proj.:
Ser. A, 5.00%, 06/01/2034	1,310,000	1,152,564
Ser. B, 5.25%, 06/01/2034	3,690,000	3,385,095

		9,383,793

MISCELLANEOUS REVENUE 7.5%
Alameda Corridor Trans. Auth. RRB, CCAB, Ser. A, 0.00%, 10/01/2021 †	3,000,000	2,569,080
California CDA RB, California Endowment, 5.00%, 07/01/2033	3,000,000	2,893,260
California Pub. Works Dept. Board Lease RB:
Butterfield Street, Ser. A, 5.25%, 06/01/2024	2,400,000	2,116,872
Dept. of Corrections, Ser. C, 5.50%, 06/01/2023	1,000,000	916,020
Dept. of Mental Hlth., Ser. A, 5.125%, 06/01/2029	2,000,000	1,681,480
Morongo Band of Mission Indians RB, Indians Enterprise Casino Proj., Ser. B, 6.50%, 03/01/2028	3,000,000	2,209,560
Oakland, CA Bldg. Auth. RB, Elihu M. Harris Proj., Ser. A, 5.00%, 04/01/2023	2,330,000	2,308,750
Santa Margarita, CA Dana Point Auth. RRB, Ser. B, 7.25%, 08/01/2013	2,000,000	2,359,040

		17,054,062

PORT AUTHORITY 0.5%
Long Beach, CA Harbor RB, Ser. A, 5.75%, 05/15/2013, (Insd. by MBIA)	400,000	408,208
Long Beach, CA Harbor RRB, Ser. A, 6.00%, 05/15/2011, (Insd. by FGIC)	450,000	465,745
Los Angeles, CA Harbor RB, 7.60%, 10/01/2018	110,000	136,849

		1,010,802

PRE-REFUNDED 5.3%
Association of Bay Area Govt. Fin. Auth. RB, Schools of Sacred Heart, Ser. A:
6.15%, 06/01/2015	1,000,000	1,078,700
6.45%, 06/01/2030	2,300,000	2,490,670
California State Dept. Water Reserve RRB, 5.125%, 12/01/2029	45,000	49,770
Pacifica, CA RB, Pub. Impt. Proj., 5.875%, 11/01/2029	1,105,000	1,107,320
Puerto Rico Pub. Bldgs. Auth. RB, Ser. D, 5.375%, 07/01/2033	3,300,000	3,619,539
San Francisco, CA RB, San Bruno Jail Proj. No. 3, 5.25%, 10/01/2033	4,000,000	3,747,320

		12,093,319

RESOURCE RECOVERY 2.7%
California PCRRB, Solid Waste Disposal Mgmt., Inc. Proj., Ser. A, 5.00%, 01/01/2022	9,435,000	6,105,106

SPECIAL TAX 2.2%
Elk Grove, CA Spl. Tax Cmnty. Facs. RB, 5.25%, 09/01/2037	1,000,000	437,770

3

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
La Quinta, CA Redev. Agcy. RB, Tax Proj., 5.00%, 09/01/2021	$1,000,000	$874,210
Long Beach, CA Fin. Auth. RRB, Hsg. & Gas Util. Funding, Ser. A-1, 5.00%, 08/01/2030	5,000,000	3,606,150

		4,918,130

TOBACCO REVENUE 1.3%
Golden State Tobacco Securitization Corp. of California Tobacco Settlement RRB, Ser. A, 5.75%, 06/01/2047	5,000,000	2,851,550

TRANSPORTATION 4.9%
California Foothill/Eastern Trans. Corridor Agcy. RB, CCAB:
0.00%, 01/15/2020, (Insd. by MBIA) †	3,000,000	2,915,820
0.00%, 01/15/2023, (Insd. by MBIA) †	3,000,000	2,819,070
California Foothill/Eastern Trans. Corridor Agcy. RRB, 5.75%, 01/15/2040	7,345,000	5,343,928

		11,078,818

UTILITY 2.1%
Northern California Pub. Power Agcy. RB, 7.50%, 07/01/2023	50,000	64,969
Pasadena, CA Elec. RB, 5.00%, 06/01/2019, (Insd. by MBIA)	4,625,000	4,661,029

		4,725,998

WATER & SEWER 7.8%
California State Dept. Water Reserve RRB, 5.125%, 12/01/2029	1,955,000	1,907,142
Los Angeles, CA Dept. of Water & Power RB, Ser. H, 5.00%, 05/01/2022	4,000,000	4,030,600
Los Angeles, CA Dept. of Water & Power RRB, Ser. A, 5.125%, 07/01/2041	6,500,000	5,923,125
Riverside, CA Water RB, Ser. 2008, 5.00%, 10/01/2038, (LOC: FSA) ‡	5,000,000	4,663,150
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 5.00%, 12/01/2027, (Insd. by AMBAC)	1,250,000	1,179,825

		17,703,842

Total Municipal Obligations (cost $244,806,774)		221,173,402

	Shares	Value

SHORT-TERM INVESTMENTS 2.3%
MUTUAL FUND SHARES 2.3%
Evergreen California Municipal Money Market Fund, Class I, 1.27% q ø (cost $5,276,712)	5,276,712	5,276,712

Total Investments (cost $250,083,486) 99.9%		226,450,114
Other Assets and Liabilities 0.1%		281,109

Net Assets 100.0%		$226,731,223

†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

4

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CCAB	Convertible Capital Appreciation Bond
CDA	Community Development Authority
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of December 31, 2008:

California	94.7%
Puerto Rico	2.9%
Non-state specific	2.4%

100.0%

At December 31, 2008, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Interest Rate	Collateral for Floating-Rate Notes Outstanding

$2,500,000	3.23%	$4,663,150

On December 31, 2008, the aggregate cost of securities for federal income tax purposes was $250,083,486. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,149,877 and $26,783,249, respectively, with a net unrealized depreciation of $23,633,372.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

5

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)

Inverse floating rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Valuation hierarchy

On April 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$5,276,712
Level 2 - Other Significant Observable Inputs	$221,173,402
Level 3 - Significant Unobservable Inputs	0

Total	$226,450,114

6

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

December 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.5%
AIRPORT 2.7%
Allegheny Cnty. , PA Arpt. RRB, Pittsburgh Intl. Arpt., Ser. A-1, 5.75%, 01/01/2012	$5,500,000	$5,517,985
Lehigh & Northampton , PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	2,718,180
Philadelphia , PA IDA Arpt. RB, Philadelphia Arpt. Sys. Proj., Ser. A:
5.50%, 07/01/2016	1,630,000	1,564,262
5.50%, 07/01/2017	1,250,000	1,182,988

		10,983,415

COMMUNITY DEVELOPMENT DISTRICT 0.2%
Henderson , NV Local Impt. Dist. RB, 5.25%, 09/01/2026 +	2,500,000	950,025

CONTINUING CARE RETIREMENT COMMUNITY 6.5%
Cumberland Cnty. , PA Muni. Auth. RB, Diakon Lutheran Ministries Proj., 5.00%, 01/01/2036	10,000,000	5,863,100
Lancaster Cnty. , PA Hosp. Auth. RRB, Brethren Vlg. Proj.,
6.10%, 07/01/2022	1,270,000	1,050,150
6.25%, 07/01/2026	320,000	233,389
Lebanon Cnty. , PA Hlth. Facs. Auth. RB, Pleasant View Retirement:
Ser. A:
5.00%, 12/15/2014	1,130,000	973,246
5.00%, 12/15/2015	1,085,000	897,588
5.125%, 12/15/2020	2,150,000	1,504,570
Ser. B, 4.65%, 12/15/2029	4,625,000	4,369,978
Montgomery Cnty., PA IDA RRB, ACTS Retirement Cmnty., Ser. B:
5.00%, 11/15/2016	1,500,000	1,329,810
5.00%, 11/15/2017	2,360,000	2,036,255
5.00%, 11/15/2022	7,900,000	5,880,681
Pennsylvania EDRB, Dr. Gertrude A. Barber Ctr., 5.90%, 12/01/2030	1,000,000	751,970
Tarrant Cnty. , TX Cultural Ed. Facs. Fin. Corp. RB, Air Force Vlg. Obl. Group, 5.125%, 05/15/2027	3,300,000	2,105,367

		26,996,104

EDUCATION 18.3%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A, 5.375%, 09/01/2028	6,075,000	4,279,777
Bucks Cnty., PA IDA RB, Lane Charter Sch. Proj., Ser. A, 4.875%, 03/15/2027	1,700,000	1,064,200
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj., FRN, 5.25%, 12/01/2025 ‡	3,230,000	3,135,070
Chester Cnty., PA IDA RB, Avon Grove Charter Sch. Proj., Ser. A:
5.65%, 12/15/2017	895,000	724,270
6.25%, 12/15/2027	2,370,000	1,636,319
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,039,280
Gettysburg, PA Muni. Auth. College RB, 5.00%, 08/15/2018	1,000,000	1,011,400
Lancaster, PA Higher Ed. Auth. RB, Franklin & Marshall College Proj.:
5.00%, 04/15/2037	2,500,000	2,182,775
Ser. A, 5.25%, 04/15/2014	1,000,000	1,059,020
Latrobe, PA IDA RB, St. Vincent College Proj.:
5.375%, 05/01/2018	385,000	348,494
5.375%, 05/01/2024	5,000,000	3,990,500
Lehigh Cnty., PA Gen. Purpose Auth. RB, Cedar Crest College:
5.00%, 04/01/2021, (Insd. by Radian Group, Inc.)	2,335,000	1,893,265
5.00%, 04/01/2026, (Insd. by Radian Group, Inc.)	1,000,000	738,330

1

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Mars, PA Area Sch. Dist. GO, 5.00%, 06/01/2036, (Insd. by FSA)	$7,475,000	$6,743,721
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Arcadia Univ., 5.00%, 04/01/2036, (Insd. by Radian Group, Inc.)	2,000,000	1,323,840
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RRB, Arcadia Univ., 5.00%, 04/01/2027, (Insd. by Radian Group, Inc.)	6,210,000	4,517,278
Pennsylvania Higher Edl. Facs. Auth. RB:
Thomas Jefferson Univ.:
5.50%, 01/01/2015	415,000	437,331
5.50%, 01/01/2018	325,000	335,218
Ursinus College:
5.00%, 01/01/2036, (Insd. by Radian Group, Inc.)	950,000	637,365
5.50%, 01/01/2024, (Insd. by Radian Group, Inc.)	1,000,000	891,890
Widener Univ.:
5.00%, 07/15/2026	1,300,000	912,808
5.00%, 07/15/2039	5,750,000	3,551,660
5.25%, 07/15/2024	2,000,000	1,476,900
5.40%, 07/15/2036	5,500,000	3,609,430
Pennsylvania Higher Edl. Facs. Auth. RRB:
Assn. of Independent Colleges & Univ., Ser. FF2, 5.00%, 12/15/2024	3,070,000	2,348,458
Lasalle Univ., Ser. A, 5.25%, 05/01/2027	5,250,000	3,630,007
Univ. Properties Student Hsg., 5.00%, 08/01/2035, (Insd. by CIFG Svcs., Inc.)	1,750,000	1,239,717
Philadelphia, PA IDA RB:
American College of Physicians, 6.00%, 06/15/2030	5,500,000	4,915,955
First Philadelphia Charter, Ser. A:
5.30%, 08/15/2017	950,000	789,707
5.625%, 08/15/2025	3,540,000	2,528,905
Ser. A, 5.30%, 09/15/2027	5,150,000	3,392,820
Snyder Cnty., PA Higher Ed. Auth. RRB, Susquehanna Univ. Proj., 5.00%, 01/01/2038	1,800,000	1,571,796
Wilkes-Barre, PA Fin. Auth. RRB, Wilkes Univ. Proj.:
5.00%, 03/01/2022	3,315,000	2,437,619
5.00%, 03/01/2027	2,600,000	1,731,080
5.00%, 03/01/2037	5,500,000	3,292,905

		75,419,110

GENERAL OBLIGATION - LOCAL 1.5%
Allegheny Cnty., PA GO, Ser. C-53, 5.50%, 11/01/2015, (Insd. by FGIC)	1,045,000	1,096,728
Berks Cnty., PA GO, 5.00%, 11/15/2021	5,000,000	5,206,950

		6,303,678

GENERAL OBLIGATION - STATE 1.0%
Puerto Rico GO, Ser. D, 7.00%, 07/01/2010, (Insd. by MBIA)	3,950,000	4,022,364

2

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 17.0%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. A, 5.00%, 09/01/2018	$7,800,000	$7,732,920
Allegheny Cnty., PA Hosp. Dev. Auth. RRB:
Jefferson Regl. Med. Ctr., Ser. A, 5.00%, 05/01/2015	1,950,000	1,765,081
Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	8,295,000	8,155,810
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%, 10/01/2014	2,110,000	2,236,431
Blair Cnty., PA Hosp. Auth. RRB, Altoona Hosp. Proj., Ser. A, 5.50%, 07/01/2010	1,000,000	1,010,720
Erie Cnty., PA Hosp. Auth. RB, Hamot Hlth. Foundation, 5.00%, 11/01/2035, (Insd. by CIFG Svcs., Inc.)	3,500,000	2,392,775
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RRB, Good Samaritan Hosp. Proj., 5.00%, 11/15/2018	4,000,000	3,279,200
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc., Ser. A, 7.00%, 07/01/2016, (Insd. by MBIA)	2,500,000	2,817,775
Monroe Cnty., PA Hosp. Auth. RRB, Pocono Med. Ctr.:
5.00%, 01/01/2027	3,530,000	2,376,925
5.125%, 01/01/2037	1,415,000	879,069
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. Hosp. RB, Abington Mem. Hosp., Ser. A, 5.00%, 06/01/2022	13,835,000	10,969,633
Mount Lebanon, PA Hosp. Auth. RB, St. Clair Mem. Hosp., Ser. A:
5.50%, 07/01/2022	4,400,000	3,687,244
5.625%, 07/01/2032	1,000,000	745,070
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A, 6.25%, 01/15/2017	4,000,000	4,286,160
Pennsylvania Higher Edl. Facs. Auth. RRB, Allegheny Delaware Valley Obl., Ser. B, 5.875%, 11/15/2021	3,550,000	2,516,240
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Jefferson Hlth. Sys., Ser. A, 5.125%, 05/15/2018	8,850,000	8,870,709
Puerto Rico Pub. Bldgs. Auth. Gtd. Pub. Ed. & Hlth. Facs. RRB, Ser. M, 5.70%, 07/01/2009	1,800,000	1,791,288
South Central Pennsylvania Gen. Auth. Hosp. RB, Hanover Hosp., Inc., 5.00%, 12/01/2029	1,200,000	795,000
Washington Cnty., PA Hosp. Auth. RRB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	2,385,000	2,287,215
6.25%, 06/01/2022	1,750,000	1,645,543

		70,240,808

HOUSING 2.9%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB, Ser. II-1, 5.80%, 05/01/2021, (Insd. by GNMA)	635,000	614,858
Pennsylvania Hsg. Fin. Agcy. SFHRB, Ser. 95-A, 4.875%, 10/01/2031	2,650,000	2,008,514
Pennsylvania Hsg. Fin. Agcy. SFHRRB:
Ser. 65-A, 5.20%, 10/01/2018	4,005,000	3,830,462
Ser. 72-A, 5.25%, 04/01/2021	5,250,000	4,796,295
Pittsburgh, PA Urban Redev. Auth. Mtge. RB, Ser. A, 5.00%, 10/01/2036, (Insd. by FHLMC, FNMA & GNMA)	815,000	610,207

		11,860,336

3

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 5.0%
Bradford Cnty., PA IDA Solid Waste Disposal RRB, Intl. Paper Co. Proj., Ser. A, 4.70%, 03/01/2019	$11,000,000	$6,821,430
Pennsylvania EDFA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. A:
4.70%, 11/01/2021	7,500,000	6,513,900
7.00%, 11/01/2021	1,500,000	1,470,690
Westmoreland Cnty., PA IDRB, Valley Landfill Proj., 5.10%, 05/01/2018	6,000,000	5,950,740

		20,756,760

LEASE 2.0%
Dauphin Cnty., PA Gen. Auth. RB, Office & Parking-Riverfront Office Proj., 6.00%, 01/01/2025	4,000,000	2,589,320
Pennsylvania EDFA RB, 30th Street Station Garage Proj.:
5.00%, 06/01/2013, (Insd. by ACA)	2,900,000	2,747,054
5.80%, 06/01/2023, (Insd. by ACA)	3,515,000	2,791,297

		8,127,671

MISCELLANEOUS REVENUE 7.7%
Delaware Valley, PA Regl. Fin. Auth. RB:
Ser. A, 5.50%, 08/01/2028, (Insd. by AMBAC)	15,000,000	14,647,950
Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	2,000,000	2,172,360
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.50%, 10/01/2030, (Insd. by ACA)	1,000,000	686,820
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%, 06/01/2025	2,560,000	1,753,446
Pennsylvania IDA EDRB, 5.50%, 07/01/2018, (Insd. by AMBAC)	8,500,000	8,866,180
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation, Ser. A:
5.50%, 04/15/2016	1,000,000	1,015,240
5.50%, 04/15/2022	500,000	465,150
Pittsburgh, PA Pub. Parking Auth. RRB, Ser. A, 5.00%, 12/01/2025, (Insd. by FGIC)	2,500,000	2,303,850

		31,910,996

PORT AUTHORITY 0.5%
Allegheny Cnty., PA Port Auth. Trans. RRB, 5.50%, 03/01/2016	2,000,000	2,037,240

PRE-REFUNDED 19.5%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,137,100
5.625%, 08/15/2026, (Insd. by AMBAC)	4,210,000	4,338,700
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Pittsburgh Mercy Hlth. Sys., 5.50%,
08/15/2010, (Insd. by AMBAC)	1,510,000	1,548,867
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj.:
Ser. A, 6.30%, 12/15/2018	2,015,000	2,208,843
Ser. B, 6.40%, 12/15/2018	2,340,000	2,569,601
Allegheny Cnty., PA Sanitation Auth. Sewer RB:
5.50%, 12/01/2030, (Insd. by MBIA)	4,550,000	4,937,023
5.75%, 12/01/2014, (Insd. by MBIA)	2,390,000	2,604,550
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj., Ser. A:
6.00%, 10/01/2027	1,000,000	1,146,410
6.00%, 10/01/2034	1,400,000	1,604,974
Lancaster Cnty., PA Hosp. Auth. RB, Gen. Hosp. Proj., 5.75%, 03/15/2021	6,560,000	7,520,712

4

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Philadelphia Geriatric Ctr., Ser. A, 7.25%, 12/01/2024	$6,000,000	$6,452,940
Neshaminy, PA Water Resources Auth. RB, 5.40%, 03/01/2013	865,000	917,947
Pennsylvania Convention Ctr. Auth. RB, Ser. A, 6.70%, 09/01/2016, (Insd. by FGIC)	8,500,000	9,980,615
Pennsylvania Higher Edl. Facs. Auth. RB, Capital Acquisition, 6.00%, 12/15/2012, (Insd. by MBIA)	1,610,000	1,750,827
Pennsylvania Pub. Sch. Bldg. Auth. RB, Garnet Valley Sch. Dist. Proj., 6.00%, 02/01/2017	1,190,000	1,299,825
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Chestnut Hill College, 6.00%, 10/01/2029	1,500,000	1,586,715
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Jefferson Hlth. Sys., Ser. A, 5.25%, 05/15/2014	7,390,000	7,473,729
Pittsburgh, PA Urban Redev. Auth. GO, Triangle Tax Increment, Ser. A, 6.10%, 05/01/2019	1,090,000	1,109,751
Pittsburgh, PA Water & Sewer Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	675,000	770,580
Pottsville, PA Hosp. Auth. RB, Ascension Hlth. Credit, Ser. A, 6.375%, 11/15/2019, (Insd. by AMBAC)	8,245,000	8,731,125
South Central Pennsylvania Gen. Auth. RRB, Wellspan Hlth.:
5.375%, 05/15/2028	7,380,000	8,110,546
ETM, 5.375%, 05/15/2028	1,620,000	1,702,976

		80,504,356

RESOURCE RECOVERY 2.6%
Pennsylvania EDFA Resource Recovery RRB, Colver Proj.:
Ser. F, 5.00%, 12/01/2015, (Insd. by AMBAC)	2,500,000	2,359,225
Ser. G, 5.125%, 12/01/2015	1,850,000	1,334,886
Pennsylvania EDFA RRB, Colver Proj., Ser. F, 4.625%, 12/01/2018	8,170,000	6,944,418

		10,638,529

SPECIAL TAX 1.2%
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.20%, 10/01/2009	1,000,000	1,006,430
5.50%, 10/01/2013	1,000,000	974,270
5.50%, 10/01/2018	500,000	438,250
5.50%, 10/01/2022	1,000,000	794,350
5.625%, 10/01/2025	2,250,000	1,738,890

		4,952,190

TRANSPORTATION 4.7%
Pennsylvania Turnpike Commission RB, Ser. A, 5.50%, 12/01/2031, (Insd. by AMBAC)	2,000,000	2,009,920
Pennsylvania Turnpike Commission RRB:
Ser. A, 5.25%, 07/15/2021, (Insd. by FSA)	3,545,000	3,761,600
Ser. C, 6.25%, 06/01/2038, (Insd. by GTY)	13,000,000	13,737,750

		19,509,270

WATER & SEWER 4.2%
Allegheny Cnty., PA Sanitation Auth. Sewer RB, 5.50%, 12/01/2030, (Insd. by MBIA)	825,000	796,455
Allegheny Cnty., PA Sanitation Auth. Sewer RRB, 5.375%, 12/01/2018, (Insd. by MBIA)	2,080,000	2,137,304

5

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Commonwealth of Puerto Rico Aqueduct & Sewer Auth. RRB, Sr. Lien, Ser. A, 6.00%, 07/01/2044	$5,000,000	$3,989,100
Philadelphia, PA Water & Wastewater RB, 6.25%, 08/01/2012, (Insd. by MBIA)	4,000,000	4,378,160
University Area Joint Auth. of Pennsylvania Sewer RRB, 5.25%, 11/01/2014, (Insd. by MBIA)	4,355,000	4,668,255
Virgin Islands Water & Power Auth. Elec. Sys. RRB, 5.25%, 07/01/2009	1,370,000	1,361,903

		17,331,177

Total Municipal Obligations (cost $456,208,491)		402,544,029

	Shares	Value

SHORT-TERM INVESTMENTS 1.9%
MUTUAL FUND SHARES 1.9%
Evergreen Institutional Municipal Money Market Fund, Class I, 1.72% q ø (cost $7,755,869)	7,755,869	7,755,869

Total Investments (cost $463,964,360) 99.4%		410,299,898
Other Assets and Liabilities 0.6%		2,281,104

Net Assets 100.0%		$412,581,002

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond

6

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)

The following table shows the percent of total investments by geographic location as of December 31, 2008:

Pennsylvania	92.5%
Puerto Rico	2.4%
U.S. Virgin Islands	1.5%
South Carolina	0.8%
Texas	0.5%
Florida	0.2%
Nevada	0.2%
Non-state specific	1.9%

100.0%

At December 31, 2008, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Interest Rate	Collateral for Floating-Rate Notes Outstanding

$1,615,000	3.56%	$3,135,070

On December 31, 2008, the aggregate cost of securities for federal income tax purposes was $464,153,688. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,434,851 and $63,288,641, respectively, with a net unrealized depreciation of $53,853,790.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Valuation hierarchy

On April 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

7

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$7,755,869
Level 2 – Other Significant Observable Inputs	402,544,029
Level 3 – Significant Unobservable Inputs	0

Total	$410,299,898

8

Item 2 –  Controls and Procedures

(a)    The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)    There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred  during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –  Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)   Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
       W. Douglas Munn
       Principal Executive Officer

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: _______________________
     W. Douglas Munn
       Principal Executive Officer

Date: February 27, 2009

By: ________________________
       Kasey Phillips
       Principal Financial Officer

Date: February 27, 2009